UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to _________________

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [_]

X	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of sponsor: 0002143238

OAKRE 2026-FL1 Issuer, LLC
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity: ___________

  Bryan Sather, (213)-356-3522

  Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01  Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer.

See Independent Accountants’ Agreed-Upon Procedures Report, dated July 28, 2026, of KPMG LLP, which was obtained by the sponsor, attached as Exhibit 99.1 to this Form ABS-15G, which report sets forth the findings and conclusions, as applicable, of KPMG LLP with respect to certain agreed-upon procedures performed by KPMG LLP.

Item 2.02 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Underwriter.

Not applicable.

Exhibits.

99.1	Independent Accountants’ Agreed-Upon Procedures Report, dated July 28, 2026, of KPMG LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: July 28, 2026

OAKTREE REAL ESTATE DEBT REIT AGGREGATOR, L.P.

By: Oaktree Fund GP, LLC, its General Partner

By: Oaktree Fund GP I, L.P., its Managing Member

/s/ Bryan Sather
Bryan Sather, Authorized Signatory

/s/ Charlie McMahon
Charlie McMahon, Authorized Signatory

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Independent Accountants’ Agreed-Upon Procedures Report, dated July 28, 2026 of KPMG LLP.